Investments carried under the equity method	9 Months Ended
Sep. 30, 2021
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7. - Investments carried under the equity method
The table below shows the breakdown of the investments held in associates as of September 30, 2021 and December 31, 2020:

	Balance as of September 30, 2021	Balance as of December 31, 2020
	($ in thousands)
2007 Vento II, LLC	199,280	-
Evacuación Valdecaballeros, S.L.	996	976
Myah Bahr Honaine, S.P.A.	37,913	39,204
Pectonex, R.F. Proprietary Limited	1,517	1,587
Ca Ku A1, S.A.P.I. de CV (PTS)	-	30
Windlectric Inc	48,025	59,116
Pemcorp SAPI de CV	8,745	15,514
Other renewable energy associates	286	186
Total	296,762	116,614

2007 Vento II, LLC, is the holding company of a 596 MW portfolio of wind assets in the U.S., 49% owned by Atlantica since June 16, 2021, and accounted for under the equity method in these Consolidated Condensed Interim Financial Statements (Note 1).

Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L., which is accounted for using the equity method in these Consolidated Condensed Interim Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.
Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership, which is accounted for under the equity method in these Consolidated Condensed Interim Financial Statements.
Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V., which is accounted for under the equity method in these Consolidated Condensed Interim Financial Statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica.

The increase in investments carried under the equity method as of September 30, 2021, is primarily due to the investment in Vento II, which has been partially offset by the distributions received by Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”) from Amherst Island Partnership for $11.3 million. A significant portion of the distributions received from Amherst are distributed by the Company to its partner in this project (Note 13).